UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 102,854	$ 15,930	¥ 356,115
Restricted cash	164,356	25,456	115
Derivative assets	1,905	295	100
Short-term investments	30,000	4,646	80,000
Accounts and notes receivable, net of allowances of RMB43,820 and RMB39,420 (US$6,105) as of December 31, 2020 and June 30, 2021, respectively	38,140	5,907	44,886
Prepayments and other current assets	51,467	7,971	49,013
Total current assets	388,722	60,205	530,229
Non-current assets:
Property and equipment, net	75,486	11,691	73,522
Intangible assets, net	7,555	1,170	9,519
Long-term investments	167,979	26,017	168,526
Other non-current assets	2,921	452	5,631
Total non-current assets	253,941	39,330	257,198
Total assets	642,663	99,535	787,427
Current liabilities:
Short-term bank loan	150,000	23,232	0
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to the Company of RMB16,564 and RMB13,268 (US$2,055) as of December 31, 2020 and June 30, 2021, respectively)	13,659	2,116	16,592
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB104,681 and RMB102,198 (US$15,828) as of December 31, 2020 and June 30, 2021, respectively)	106,265	16,458	109,182
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB66,772 and RMB64,150 (US$9,936) as of December 31, 2020 and June 30, 2021, respectively)	90,573	14,027	109,136
Convertible notes	0	0	225,229
Total current liabilities	360,497	55,833	460,139
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of nil and RMB693 (US$107) as of December 31, 2020 and June 30, 2021, respectively)	2,554	396
Deferred revenue	5,233	810	6,049
Total non-current liabilities	7,787	1,206	6,049
Total liabilities	368,284	57,039	466,188
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	1,010,731	156,542	988,812
Accumulated deficit	(747,868)	(115,830)	(678,434)
Accumulated other comprehensive income	11,467	1,776	10,813
Total shareholders' equity	274,379	42,496	321,239
Total liabilities and shareholders' equity	642,663	99,535	787,427
Class A Common Shares
Shareholders' equity
Common shares	38	6	37
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11